Summarized Segment Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 USD ($)
Segment Reporting Information [Line Items]
Net interest income/(expense)	₨ 913,988.5	$ 11,120.5	₨ 748,839.5	₨ 683,686.5
Less: Provision for credit losses	74,213.8	903.0	126,979.5	154,233.4
Net interest revenue, after provision for credit losses	839,774.7	10,217.5	621,860.0	529,453.1
Non-interest revenue	291,386.5	3,545.1	270,574.2	252,975.7
Non-interest expense	(468,779.4)	(5,703.7)	(373,272.0)	(342,602.3)
Income before income tax expense	662,381.8	8,058.9	519,162.2	439,826.5
Income tax expense	166,117.4	2,021.1	132,559.2	113,820.1
Segment assets:
Segment total assets	25,755,624.0		21,113,705.5	17,979,782.0	$ 313,366.9
Operating Segments
Segment Reporting Information [Line Items]
Net interest income/(expense)	913,988.5	11,120.5	748,839.5	683,686.5
Intersegment Eliminations
Segment Reporting Information [Line Items]
Net interest income/(expense)	0.0	$ 0.0	0.0	0.0
Retail Banking
Segment Reporting Information [Line Items]
Net interest income/(expense)	643,295.7		559,824.2	537,763.5
Less: Provision for credit losses	86,920.2		122,622.6	145,822.0
Net interest revenue, after provision for credit losses	556,375.5		437,201.6	391,941.5
Non-interest revenue	252,576.6		203,468.5	175,447.7
Non-interest expense	(432,689.9)		(345,321.5)	(306,461.1)
Income before income tax expense	376,262.2		295,348.6	260,928.1
Segment assets:
Segment total assets	13,599,750.2		11,384,802.9	9,356,987.2
Retail Banking | Operating Segments
Segment Reporting Information [Line Items]
Net interest income/(expense)	474,489.5		418,823.0	361,343.5
Retail Banking | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net interest income/(expense)	168,806.2		141,001.2	176,420.0
Wholesale Banking
Segment Reporting Information [Line Items]
Net interest income/(expense)	250,954.1		184,355.0	134,567.3
Less: Provision for credit losses	(12,706.4)		4,356.9	8,411.4
Net interest revenue, after provision for credit losses	263,660.5		179,998.1	126,155.9
Non-interest revenue	42,286.9		55,813.2	72,420.1
Non-interest expense	(34,261.7)		(25,544.1)	(34,238.4)
Income before income tax expense	271,685.7		210,267.2	164,337.6
Segment assets:
Segment total assets	9,274,409.1		8,106,671.0	7,011,959.9
Wholesale Banking | Operating Segments
Segment Reporting Information [Line Items]
Net interest income/(expense)	367,857.6		297,694.0	278,431.0
Wholesale Banking | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net interest income/(expense)	(116,903.5)		(113,339.0)	(143,863.7)
Treasury Services
Segment Reporting Information [Line Items]
Net interest income/(expense)	19,738.7		4,660.3	11,355.7
Less: Provision for credit losses	0.0		0.0	0.0
Net interest revenue, after provision for credit losses	19,738.7		4,660.3	11,355.7
Non-interest revenue	(3,477.0)		11,292.5	5,107.9
Non-interest expense	(1,827.8)		(2,406.4)	(1,902.8)
Income before income tax expense	14,433.9		13,546.4	14,560.8
Segment assets:
Segment total assets	2,881,464.7		1,622,231.6	1,610,834.9
Treasury Services | Operating Segments
Segment Reporting Information [Line Items]
Net interest income/(expense)	71,641.4		32,322.5	43,912.0
Treasury Services | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net interest income/(expense)	₨ (51,902.7)		₨ (27,662.2)	₨ (32,556.3)